Shareholder Report, Holdings (Details) - C000167184	Oct. 31, 2025
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	56.60%